Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 268,525	[1]	$ 293,569	[1]
Accounts receivable, net of allowance for doubtful accounts of $81,233 in 2013 and $72,614 in 2012	590,454	[2]	700,525	[2]
Due from related parties, net of allowance of $1,623,661 in 2013 and $919,113 in 2012	56,792	[3]	420,462	[3]
Inventories	1,376,995	[4]	1,999,936	[4]
Deferred income taxes	34,972	[5]	28,253	[5]
Current assets of discontinued operations	147,521	[6]	1,883,191	[6]
Prepayments and other current assets	377,379	[7]	482,107	[7]
Total current assets	2,852,638		5,808,043
Long-term investments in related parties	7,604	[8]	7,853	[8]
Other long-term investments	14,787	[8]	14,484	[8]
Property, plant and equipment, net	6,836,246	[9]	7,178,366	[9]
Mineral licenses, net	3,271,018	[10]	3,455,120	[10]
Other non-current assets	159,388	[11]	165,836	[11]
Deferred income taxes	5,066	[5]	55,080	[5]
Goodwill	687,763	[12]	782,815	[12]
Non-current assets of discontinued operations			227,706	[6]
Total assets	13,834,510		17,695,303
LIABILITIES AND EQUITY
Short-term borrowings and current portion of long-term debt	1,484,912	[13]	1,436,232	[13]
Accounts payable and accrued expenses:
Trade payable to vendors of goods and services	922,057		1,005,532
Advances received	91,654		122,824
Accrued expenses and other current liabilities	359,791		331,281
Taxes and social charges payable	277,921		305,912
Unrecognized income tax benefits	78,332	[5]	20,202	[5]
Due to related parties	106,943	[3]	191,505	[3]
Asset retirement obligations, current portion	2,001	[14]	4,928	[14]
Deferred income taxes	37,775	[5]	38,485	[5]
Current liabilities of discontinued operations	86,563	[6]	429,049	[6]
Pension obligations, current portion	19,421	[15]	19,155	[15]
Dividends payable	3,293		3,086
Finance lease liabilities, current portion	122,815	[16]	132,071	[16]
Total current liabilities	3,593,478		4,040,262
Long-term debt, net of current portion	7,520,217	[13]	7,921,655	[13]
Asset retirement obligations, net of current portion	57,135	[14]	43,792	[14]
Pension obligations, net of current portion	142,691	[15]	166,831	[15]
Deferred income taxes	1,082,819	[5]	1,218,945	[5]
Finance lease liabilities, net of current portion	296,885	[16]	347,700	[16]
Due to related parties	21	[3]
Long-term liabilities of discontinued operations			47,487	[6]
Commitments and contingencies		[17]		[17]
Other long-term liabilities	329,444		368,974
EQUITY
Common shares (10 Russian rubles par value; 497,969,086 shares authorized, 416,270,745 shares issued and outstanding as of December 31, 2013 and 2012)	133,507	[18]	133,507	[18]
Preferred shares (10 Russian rubles par value; 138,756,915 shares authorized, 83,254,149 shares issued and outstanding as of December 31, 2013 and 2012)	25,314	[18]	25,314	[18]
Additional paid-in capital	834,118		845,215
Accumulated other comprehensive loss	(47,601)		(326,933)
(Accumulated deficit) retained earnings	(427,863)		2,500,278
Equity attributable to shareholders of Mechel OAO	517,475		3,177,381
Noncontrolling interests	294,345	[19]	362,276	[19]
Total equity	811,820		3,539,657
Total liabilities and equity	$ 13,834,510		$ 17,695,303

[1]	See Note 4
[2]	See Note 5
[3]	See Note 9
[4]	See Note 6
[5]	See Note 19
[6]	See Note 3(c)
[7]	See Note 7
[8]	See Note 8
[9]	See Note 10
[10]	See Note 11
[11]	See Note 12
[12]	See Note 3(e)
[13]	See Note 13
[14]	See Note 15
[15]	See Note 16
[16]	See Note 17
[17]	See Note 25
[18]	See Note 18
[19]	See Note 3(f)